UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917
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SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
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(Name and address of agent for service)

(802) 229-3113
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Registrant's telephone number, including area code

Date of fiscal year end: 12/31/10

Date of reporting period: 03/31/10

ITEM 1. Schedule of Investments (follows)

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Sentinel Variable Products Trust Balanced Fund

Fund Profile
at March 31, 2010 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	66.3%
U.S. Government Obligations	32.7%
Foreign Stocks & ADR's	3.8%
Corporate Bonds	1.1%
Exchange Traded Funds	0.8%
Cash and Other	-4.7%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.6%	FNCI AD4758	4.50%	04/01/25	6.2%
United Technologies Corp.	1.5%	FHLMC A89336	5.50%	10/01/39	6.2%
Noble Energy, Inc.	1.3%	FHR 3200 AY	5.50%	08/15/36	3.1%
Comcast Corp.	1.3%	GNMA 723419	5.00%	11/15/39	3.1%
PepsiCo, Inc.	1.2%	FNCI 932359	4.00%	01/01/25	3.0%
Int'l. Business Machines Corp.	1.1%	FHR 3473 DH	5.50%	07/15/38	2.1%
Chevron Corp.	1.1%	CBS Corp.	4.625%	05/15/18	1.1%
Merck & Co, Inc.	1.1%	Total of Net Assets*			24.8%
Procter & Gamble Co.	1.1%
General Electric Co.	1.1%
Total of Net Assets*	12.4%

Average Effective Duration (for all Fixed Income Holdings) 4.8 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2010 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 32.7%			Mortgage-Backed Securities:			Government National Mortgage
Federal Home Loan Bank 9.1%			30-Year:			Corporation 3.1%
Agency Discount Notes:			FHLMC A89336			Mortgage-Backed Securities:
0.11%, 04/05/10	690M	$ 689,991	5.5%, 10/01/39	981M	$1,036,925	30-Year:
0.05%, 04/19/10	850M	849,979	Total Federal Home Loan			GNMA 723419
Total Federal Home Loan Bank		1,539,970	Mortgage Corporation		1,912,809	5%, 11/15/39	495M	$ 515,853
			Federal National Mortgage			Total U.S. Government
Federal Home Loan Mortgage			Association 9.1%			Obligations
Corporation 11.4%			Mortgage-Backed Securities:			(Cost $5,496,474)		5,508,735
Collateralized Mortgage Obligations:			15-Year:			Corporate Bonds 1.1%
FHR 3200 AY			FNCI 932359			Media 1.1%
5.5%, 08/15/36	500M	526,587	4%, 01/01/25	493M	501,031	CBS Corp.
FHR 3473 DH						4.625%, 05/15/18
5.5%, 07/15/38	326M	349,297	20-Year:			(Cost $183,082)	200M	190,488
		875,884	FNCI AD4758
			4.5%, 04/01/25	1,000M	1,039,072
			Total Federal National Mortgage				Shares
			Association		1,540,103	Domestic Common Stocks 66.3%
						Consumer Discretionary 7.0%
						Coach, Inc.	2,000	79,040

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Balanced Fund

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Comcast Corp.	11,950	$ 214,741	Health Care 10.8%			KLA-Tencor Corp.	3,000	$ 92,760
Gap, Inc.	4,300	99,373	Amgen, Inc. *	1,000	$ 59,760	Microsoft Corp.	6,000	175,620
McDonald's Corp.	2,000	133,440	Becton Dickinson & Co.	1,000	78,730	NetApp, Inc. *	5,000	162,800
McGraw-Hill Cos., Inc.	2,500	89,125	Bristol-Myers Squibb Co.	4,000	106,800	Riverbed Technology, Inc. *	2,500	71,000
Nike, Inc.	1,000	73,500	Celgene Corp. *	2,000	123,920	Teradata Corp. *	3,300	95,337
Omnicom Group, Inc.	2,000	77,620	Covidien PLC	2,000	100,560	Texas Instruments, Inc.	4,000	97,880
Polo Ralph Lauren Corp.	1,000	85,040	Eli Lilly & Co.	4,000	144,880			2,015,782
Time Warner Cable, Inc.	2,000	106,620	Forest Laboratories, Inc. *	2,500	78,400	Materials 2.0%
Time Warner, Inc.	5,000	156,350	Gen-Probe, Inc. *	2,500	125,000	EI Du Pont de Nemours & Co.	2,500	93,100
TJX Cos., Inc.	1,700	72,284	Gilead Sciences, Inc. *	2,500	113,700	Freeport-McMoRan Copper &
		1,187,133	Johnson & Johnson	2,500	163,000	Gold, Inc.	2,000	167,080
Consumer Staples 6.9%			Medco Health Solutions, Inc. *	1,000	64,560	Praxair, Inc.	1,000	83,000
Altria Group, Inc.	2,000	41,040	Medtronic, Inc.	2,500	112,575			343,180
CVS Caremark Corp.	2,700	98,712	Merck & Co, Inc.	5,000	186,750	Telecommunication Services 1.7%
HJ Heinz Co.	3,000	136,830	Mettler-Toledo Int'l., Inc. *	1,000	109,200	AT&T, Inc.	3,000	77,520
Kellogg Co.	2,500	133,575	Pfizer, Inc.	7,500	128,625	Rogers Communications, Inc.	2,500	85,325
Kraft Foods, Inc.	4,000	120,960	Zimmer Holdings, Inc. *	2,000	118,400	Verizon Communications, Inc.	4,000	124,080
PepsiCo, Inc.	3,000	198,480			1,814,860			286,925
						Utilities 0.5%
Philip Morris Int'l., Inc.	2,000	104,320	Industrials 10.3%			Entergy Corp.	1,000	81,350
Procter & Gamble Co.	2,900	183,483	Boeing Co.	2,000	145,220	Total Domestic Common Stocks
Wal-Mart Stores, Inc.	2,500	139,000	Canadian National Railway Co.	1,800	109,062	(Cost $8,967,192)		11,162,931
		1,156,400	Deere & Co.	1,500	89,190	Exchange Traded Funds 0.8%
Energy 6.9%			General Dynamics Corp.	1,500	115,800	Financials 0.8%
Chevron Corp.	2,500	189,575	General Electric Co.	10,000	182,000	SPDR KBW Regional Banking
EOG Resources, Inc.	1,000	92,940	Honeywell Int'l., Inc.	4,000	181,080	(Cost $106,021)	5,000	131,100
ExxonMobil Corp.	4,000	267,920	L-3 Communications Holdings,			Foreign Stocks & ADR's 3.8%
Noble Energy, Inc.	3,000	219,000	Inc.	1,500	137,445	Australia 0.7%
Pride Int'l., Inc. *	2,000	60,220	Lockheed Martin Corp.	1,000	83,220	BHP Billiton Ltd. ADR	1,500	120,480
Schlumberger Ltd.	2,500	158,650	Northrop Grumman Corp.	1,700	111,469	Finland 0.5%
Transocean Ltd. *	1,000	86,380	Tyco Int'l. Ltd.	1,600	61,200	Nokia Corp. ADR	5,000	77,700
Weatherford Int'l. Ltd. *	5,500	87,230	Union Pacific Corp.	2,000	146,600	Germany 0.7%
		1,161,915	United Technologies Corp.	3,500	257,635	SAP AG ADR	2,500	120,425
Financials 8.2%			Waste Management, Inc.	3,500	120,505	Israel 0.6%
ACE Ltd.	2,000	104,600			1,740,426	Teva Pharmaceutical Industries
American Express Co.	2,700	111,402	Information Technology 12.0%			Ltd. ADR	1,500	94,620
Bank of America Corp.	7,600	135,660	Accenture PLC	4,000	167,800	Mexico 0.7%
Bank of New York Mellon Corp.	3,800	117,344	Activision Blizzard, Inc.	7,500	90,450	America Movil SA de CV ADR	2,500	125,850
Chubb Corp.	2,000	103,700	Adobe Systems, Inc. *	1,500	53,055	United Kingdom 0.6%
Goldman Sachs Group, Inc.	1,000	170,630	Broadcom Corp.	3,000	99,540	Diageo PLC ADR	1,500	101,175
			Check Point Software			Total Foreign Stocks & ADR's
JPMorgan Chase & Co.	2,500	111,875	Technologies *	3,000	105,180	(Cost $522,758)		640,250
Marsh & McLennan Cos., Inc.	2,500	61,050				Total Investments 104.7%
MetLife, Inc.	2,000	86,680	Cisco Systems, Inc. *	6,000	156,180	(Cost $15,275,527)†		17,633,504
			Dell, Inc. *	5,000	75,050	Excess of Liabilities Over
Morgan Stanley	1,500	43,935	Dolby Laboratories, Inc. *	1,500	88,005	Other Assets (4.7)%		(787,239)
The Travelers Cos., Inc.	2,000	107,880	EMC Corp. *	7,000	126,280	Net Assets 100.0%		$ 16,846,265
US Bancorp	4,300	111,284	Intel Corp.	3,500	77,910
Wells Fargo & Co.	3,500	108,920	Intersil Corp.	6,000	88,560
		1,374,960				* Non-income producing
			Int'l. Business Machines Corp.	1,500	192,375

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Balanced Fund

†	Cost for federal income tax purposes is $15,275,527.
At March 31, 2010 unrealized appreciation for federal
income tax purposes aggregated $2,357,977 of which
$2,907,295 related to appreciated securities and
$549,318 related to depreciated securities.

ADR	-	American Depository Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

Fund Profile
at March 31, 2010 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			10.0%	4 yrs. to 5.99 yrs.			60.3%
1 yr. to 2.99 yrs.			3.7%	6 yrs. to 7.99 yrs.			10.1%
3 yrs. to 3.99 yrs.			9.5%	8 yrs. and over			6.5%
Average Effective Duration (for all Fixed Income Holdings) 4.5 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC A87434	5.00%	07/01/39	8.0%	FHR 3473 DH	5.50%	07/15/38	4.9%
FGCI G13790	4.50%	04/01/25	8.0%	FHR 3200 AY	5.50%	08/15/36	4.8%
FNCI AD4758	4.50%	04/01/25	6.4%	GNMA 723419	5.00%	11/15/39	4.7%
FHLMC A89336	5.50%	10/01/39	6.4%	FGLMC G05774	5.00%	01/01/40	4.7%
FNMA AA7750	4.00%	06/01/24	6.3%	Total of Net Assets			60.0%
FNMA AA7948	4.50%	01/01/39	5.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2010 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 102.0%			FGLMC G02199			FNMA AA7948
Federal Farm Credit Bank 8.1%			5%, 06/01/36	2,105M	$ 2,179,841	4.5%, 01/01/39	3,743M	$ 3,757,037
Agency Discount Notes:			FGLMC A87434			FNMA AC1865
0.075%, 04/08/10	5,300M	$ 5,299,923	5%, 07/01/39	5,071M	5,243,466	5%, 09/01/39	977M	1,009,723
			FHLMC A89336					6,931,026
Federal Home Loan Bank 16.2%			5.5%, 10/01/39	3,923M	4,147,701	Total Federal National Mortgage
Agency Discount Notes:			FGLMC G05774			Association		16,190,949
0.05%, 04/19/10	10,600M	10,599,735	5%, 01/01/40	2,972M	3,072,847	Government National Mortgage
Federal Home Loan Mortgage					17,526,921	Corporation 8.3%
Corporation 44.6%			Total Federal Home Loan			Mortgage-Backed Securities:
Collateralized Mortgage Obligations:			Mortgage Corporation		29,099,582	15-Year:
FHR 3200 AY			Federal National Mortgage			GNMA 679437X
5.5%, 08/15/36	3,000M	3,159,521	Association 24.8%			6%, 11/15/22	218M	235,238
FHR 3473 DH			Mortgage-Backed Securities:			30-Year:
5.5%, 07/15/38	3,000M	3,218,563	15-Year:			GNMA 701943
		6,378,084	FNMA AA7750			5%, 06/15/39	1,976M	2,058,389
Mortgage-Backed Securities:			4%, 06/01/24	4,035M	4,101,574	GNMA 723419
20-Year:			FNCI 932359			5%, 11/15/39	2,971M	3,095,117
FGCI G13790			4%, 01/01/25	986M	1,002,062			5,153,506
4.5%, 04/01/25	5,000M	5,194,577			5,103,636	Total Government National
30-Year:			20-Year:			Mortgage Corporation		5,388,744
FGLMC G01882			FNCI AD4758			Total U.S. Government
5%, 08/01/35	1,491M	1,543,811	4.5%, 04/01/25	4,000M	4,156,287	Obligations
FHLMC A47368			30-Year:			(Cost $66,489,023)		66,578,933
5%, 10/01/35	1,293M	1,339,255	FNMA 745093
			5.5%, 12/01/35	2,047M	2,164,266

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Corporate Bonds 11.9%			Technology 0.8%
Basic Industry 1.2%			Dell, Inc.
Georgia-Pacific LLC			5.65%, 04/15/18	500M	$ 531,272
7.7%, 06/15/15	250M	$ 266,250	Total Corporate Bonds
Teck Resources Ltd.			(Cost $7,524,859)		7,744,346
5.375%, 10/01/15	500M	513,125	Total Investments 113.9%
		779,375	(Cost $74,013,882)†		74,323,279
Consumer Cyclical 1.5%			Excess of Liabilities Over
			Other Assets (13.9)%
Ford Motor Credit Co. LLC					(9,044,171)
8.125%, 01/15/20	250M	262,686	Net Assets 100.0%		$ 65,279,108
GMAC, Inc.
8.3%, 02/12/15 (b)	250M	263,125
JC Penney Corp, Inc.			†	Cost for federal income tax purposes is $74,013,882.
			At March 31, 2010 unrealized appreciation for federal
6.875%, 10/15/15	250M	266,250	income tax purposes aggregated $309,397 of which
Macy's Retail Holdings, Inc.			$469,906 related to appreciated securities and
5.75%, 07/15/14	200M	205,000	$160,509 related to depreciated securities.
		997,061
Consumer Non-Cyclical 0.8%			(b)	Security exempt from registration under Rule
			144A of the Securities Act of 1933, as amended.
ARAMARK Corp.			These securities may be resold in transactions
8.5%, 02/01/15	500M	513,750	exempt from registration, normally to qualified
Energy 1.6%			institutional buyers. At March 31, 2010, the
Nexen, Inc.			market value of rule 144A securities amounted to
6.4%, 05/15/37	500M	505,636	$771,250 or 1.18% of net assets.
Sunoco Logistics Partners Operations LP
6.85%, 02/15/40	500M	510,545
		1,016,181
Financials 2.3%
Bank of America Corp.
5.49%, 03/15/19	500M	487,905
Citigroup, Inc.
5.5%, 02/15/17	500M	494,710
Nuveen Investments, Inc.
10.5%, 11/15/15	500M	487,500
		1,470,115
Health Care 1.6%
HCA, Inc.
7.25%, 09/15/20 (b)	500M	508,125
Life Technologies Corp.
6%, 03/01/20	500M	512,889
		1,021,014
Insurance 1.4%
Genworth Financial, Inc.
6.15%, 11/15/66	250M	194,375
Prudential Financial, Inc.
6%, 12/01/17	500M	529,984
XL Capital Ltd.
6.5%, 12/31/49	250M	215,000
		939,359
Media 0.7%
CBS Corp.
4.625%, 05/15/18	500M	476,219

		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

Fund Profile
at March 31, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.5%	Consumer Staples	9.6%
Health Care	15.6%	Consumer Discretionary	8.2%
Industrials	13.7%	Materials	4.4%
Financials	13.4%	Telecommunication Services	3.1%
Energy	11.5%	Utilities	0.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Procter & Gamble Co.	2.2%	Johnson & Johnson	1.7%
Int'l. Business Machines Corp.	2.1%	Noble Energy, Inc.	1.6%
United Technologies Corp.	2.1%	The Travelers Cos., Inc.	1.5%
ExxonMobil Corp.	1.9%	Honeywell Int'l., Inc.	1.4%
PepsiCo, Inc.	1.9%	Total of Net Assets	18.2%
Chevron Corp.	1.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 90.9%			Energy 10.7%			Toronto-Dominion Bank	17,500	$1,305,150
Consumer Discretionary 8.2%			Apache Corp.	10,000	$ 1,015,000	The Travelers Cos., Inc.	60,000	3,236,400
Coach, Inc.	25,000	$ 988,000	Baker Hughes, Inc.	30,000	1,405,200	US Bancorp	75,000	1,941,000
Comcast Corp.	150,000	2,695,500	Chevron Corp.	50,000	3,791,500	Wells Fargo & Co.	70,000	2,178,400
Gap, Inc.	91,900	2,123,809	EOG Resources, Inc.	11,200	1,040,928			25,823,270
McDonald's Corp.	20,000	1,334,400	ExxonMobil Corp.	60,000	4,018,800	Health Care 15.0%
McGraw-Hill Cos., Inc.	40,000	1,426,000	Marathon Oil Corp.	75,000	2,373,000	Aetna, Inc.	50,000	1,755,500
Nike, Inc.	25,000	1,837,500	Noble Energy, Inc.	45,000	3,285,000	Amgen, Inc. *	25,000	1,494,000
Omnicom Group, Inc.	24,700	958,607	Pride Int'l., Inc. *	25,000	752,750	Baxter Int'l., Inc.	7,600	442,320
Polo Ralph Lauren Corp.	10,000	850,400	Schlumberger Ltd.	30,000	1,903,800	Becton Dickinson & Co.	25,500	2,007,615
Time Warner Cable, Inc.	35,000	1,865,850	Transocean Ltd. *	20,000	1,727,600	Bristol-Myers Squibb Co.	55,000	1,468,500
Time Warner, Inc.	75,000	2,345,250	Weatherford Int'l. Ltd. *	70,000	1,110,200	Celgene Corp. *	20,000	1,239,200
TJX Cos., Inc.	15,000	637,800			22,423,778	Covidien PLC	25,000	1,257,000
		17,063,116	Financials 12.3%			Eli Lilly & Co.	45,000	1,629,900
Consumer Staples 8.8%			ACE Ltd.	25,000	1,307,500	Forest Laboratories, Inc. *	35,000	1,097,600
Altria Group, Inc.	50,000	1,026,000	American Express Co.	40,000	1,650,400	Gen-Probe, Inc. *	30,000	1,500,000
CVS Caremark Corp.	55,000	2,010,800	Bank of America Corp.	106,800	1,906,380	Gilead Sciences, Inc. *	39,600	1,801,008
HJ Heinz Co.	35,000	1,596,350	Bank of New York Mellon Corp.	50,000	1,544,000	Johnson & Johnson	55,000	3,586,000
Kellogg Co.	25,000	1,335,750	Chubb Corp.	30,000	1,555,500	Medco Health Solutions, Inc. *	20,000	1,291,200
Kimberly-Clark Corp.	10,000	628,800	Goldman Sachs Group, Inc.	13,000	2,218,190	Medtronic, Inc.	50,000	2,251,500
Kraft Foods, Inc.	55,000	1,663,200	JPMorgan Chase & Co.	40,000	1,790,000	Merck & Co, Inc.	75,000	2,801,250
PepsiCo, Inc.	60,000	3,969,600	Marsh & McLennan Cos., Inc.	60,000	1,465,200	Mettler-Toledo Int'l., Inc. *	15,000	1,638,000
Philip Morris Int'l., Inc.	30,000	1,564,800	MetLife, Inc.	35,000	1,516,900	Pfizer, Inc.	150,000	2,572,500
Procter & Gamble Co.	74,200	4,694,634	Moody's Corp.	25,000	743,750	Zimmer Holdings, Inc. *	25,000	1,480,000
		18,489,934	Morgan Stanley	50,000	1,464,500			31,313,093

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

						*	Non-income producing
	Shares	Value		Shares	Value
		(Note 2)			(Note 2)	†	Cost for federal income tax purposes is $. At March
							31, 2010 unrealized appreciation for federal income
Industrials 13.7%			Telecommunication Services 2.3%				tax purposes aggregated $28,177,232 of which
							$36,176,682 related to appreciated securities and
Boeing Co.	30,000	$2,178,300	AT&T, Inc.	50,000	$1,292,000		$7,999,450 related to depreciated securities.
Canadian National Railway Co.	23,100	1,399,629	Rogers Communications, Inc.	60,000	2,047,800
Caterpillar, Inc.	15,000	942,750	Verizon Communications, Inc.	50,000	1,551,000
Deere & Co.	30,000	1,783,800			4,890,800
General Dynamics Corp.	25,000	1,930,000	Utilities 0.4%
General Electric Co.	125,000	2,275,000	Entergy Corp.	10,000	813,500
Honeywell Int'l., Inc.	65,000	2,942,550	Total Domestic Common Stocks
			(Cost $163,066,828)		190,274,539
L-3 Communications Holdings, Inc.	15,000	1,374,450	Exchange Traded Funds 1.1%
Lockheed Martin Corp.	12,500	1,040,250	Financials 1.1%
McDermott Int'l., Inc. *	76,300	2,053,996	SPDR KBW Regional Banking *
			(Cost $1,906,678)	90,000	2,359,799
Northrop Grumman Corp.	30,000	1,967,100	Foreign Stocks & ADR's 5.4%
Tyco Int'l. Ltd.	30,700	1,174,275	Australia 1.0%
Union Pacific Corp.	16,200	1,187,460	BHP Billiton Ltd. ADR	25,000	2,008,000
United Technologies Corp.	60,000	4,416,600
Waste Management, Inc.	60,000	2,065,800	Finland 0.5%
		28,731,960	Nokia Corp. ADR	75,000	1,165,500
			France 0.8%
Information Technology 16.0%			Total SA ADR	30,000	1,740,600
Accenture PLC	65,000	2,726,750	Germany 0.9%
Activision Blizzard, Inc.	108,500	1,308,510	SAP AG ADR	40,000	1,926,800
Adobe Systems, Inc. *	20,000	707,400	Israel 0.6%
Broadcom Corp.	50,000	1,659,000	Teva Pharmaceutical Industries
Check Point Software			Ltd. ADR	20,000	1,261,600
Technologies *	50,000	1,753,000	Mexico 0.6%
Cisco Systems, Inc. *	75,000	1,952,250
Dell, Inc. *	51,300	770,013	America Movil SA de CV ADR	25,000	1,258,500
Dolby Laboratories, Inc. *	30,000	1,760,100	United Kingdom 1.0%
EMC Corp. *	125,000	2,255,000	Diageo PLC ADR	24,100	1,625,545
			Vodafone Group PLC ADR	17,500	407,575
Intel Corp.	45,000	1,001,700			2,033,120
Intersil Corp.	75,000	1,107,000	Total Foreign Stocks & ADR's
Int'l. Business Machines Corp.	35,000	4,488,750	(Cost $10,877,721)		11,394,120
Juniper Networks, Inc. *	50,000	1,534,000		Principal
KLA-Tencor Corp.	40,000	1,236,800		Amount
Microsoft Corp.	75,000	2,195,250		(M=$1,000)
NetApp, Inc. *	50,000	1,628,000	Corporate Short-Term Notes 1.0%
Qualcomm, Inc.	8,500	356,915	Chevron Oil Finance Co.
			0.15%, 04/05/10
Riverbed Technology, Inc. *	40,000	1,136,000	(Cost $1,999,967)	2,000M	1,999,967
Teradata Corp. *	60,000	1,733,400	U.S. Government Obligations 1.5%
Texas Instruments, Inc.	85,000	2,079,950	Federal Farm Credit Bank 1.5%
		33,389,788	Agency Discount Notes:
Materials 3.5%			0.075%, 04/05/10
EI Du Pont de Nemours & Co.	40,000	1,489,600	(Cost $3,174,974)	3,175M	3,174,974
			Total Investments 99.9%
Freeport-McMoRan Copper & Gold, Inc.	35,000	2,923,900	(Cost $181,026,167)†		209,203,399
Pactiv Corp. *	60,000	1,510,800	Other Assets in Excess of
Praxair, Inc.	17,000	1,411,000	Liabilities 0.1%		130,600
		7,335,300	Net Assets 100.0%		$ 209,333,999

		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

Fund Profile
at March 31, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.2%	Energy	6.4%
Health Care	16.7%	Materials	5.5%
Industrials	16.1%	Consumer Staples	3.9%
Consumer Discretionary	14.0%	Utilities	1.1%
Financials	13.2%	Telecommunication Services	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.7%	Nuance Communications, Inc.	1.5%
Endurance Specialty Holdings Ltd.	1.6%	HCC Insurance Holdings, Inc.	1.3%
Darden Restaurants, Inc.	1.6%	Shire Ltd.	1.3%
Dolby Laboratories, Inc.	1.6%	VF Corp.	1.3%
ANSYS, Inc.	1.5%	Total of Net Assets	14.9%
NICE Systems Ltd.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at March 31, 2010 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.0%			Petrohawk Energy Corp. *	5,980	$ 121,274	Endo Pharmaceuticals
Consumer Discretionary 14.0%			Range Resources Corp.	3,460	162,170	Holdings, Inc. *	4,950	$ 117,265
Coach, Inc.	4,290	$ 169,541	Southwestern Energy Co. *	4,300	175,096	Express Scripts, Inc. *	870	88,531
Darden Restaurants, Inc.	5,700	253,878	Superior Energy Services, Inc. *	7,500	157,650	Gen-Probe, Inc. *	3,700	185,000
Gentex Corp.	2,300	44,666	Weatherford Int'l. Ltd. *	12,410	196,823	IDEXX Laboratories, Inc. *	2,150	123,733
Gildan Activewear, Inc. *	4,550	119,619			1,032,655	Illumina, Inc. *	4,100	159,490
LKQ Corp. *	9,700	196,910	Financials 11.1%			Life Technologies Corp. *	3,610	188,695
Morningstar, Inc. *	2,100	100,989	Affiliated Managers Group, Inc. *	2,210	174,590	Mettler-Toledo Int'l., Inc. *	1,500	163,800
O'Reilly Automotive, Inc. *	4,100	171,011	East West Bancorp, Inc.	9,100	158,522	NuVasive, Inc. *	4,200	189,840
Phillips-Van Heusen Corp.	3,500	200,760	Endurance Specialty Holdings			Quality Systems, Inc.	1,900	116,736
Strayer Education, Inc.	825	200,904	Ltd.	7,090	263,393	Resmed, Inc. *	1,650	105,023
TJX Cos., Inc.	2,210	93,969	HCC Insurance Holdings, Inc.	7,620	210,312	Techne Corp.	2,760	175,784
Tractor Supply Co.	3,550	206,078	Northern Trust Corp.	3,200	176,832	Varian Medical Systems, Inc. *	3,650	201,954
Urban Outfitters, Inc. *	2,700	102,681	People's United Financial, Inc.	8,620	134,817			2,469,551
VF Corp.	2,600	208,390	Signature Bank *	5,420	200,811	Industrials 16.1%
WMS Industries, Inc. *	4,250	178,245	Stifel Financial Corp. *	1,500	80,625	Ametek, Inc.	4,270	177,034
		2,247,641	SVB Financial Group *	1,600	74,656	CH Robinson Worldwide, Inc.	2,150	120,078
Consumer Staples 3.9%			Willis Group Holdings PLC	4,532	141,806	Cintas Corp.	4,500	126,405
Alberto-Culver Co.	4,650	121,598	WR Berkley Corp.	6,300	164,367	Copart, Inc. *	5,150	183,340
Church & Dwight Co., Inc.	2,610	174,739			1,780,731	Equifax, Inc.	3,300	118,140
Flowers Foods, Inc.	6,320	156,357	Health Care 15.4%			Fastenal Co.	3,140	150,689
McCormick & Co., Inc.	4,590	176,072	Beckman Coulter, Inc.	2,600	163,280	IHS, Inc. *	3,080	164,688
		628,766	Bio-Rad Laboratories, Inc. *	1,572	162,733	Iron Mountain, Inc.	6,400	175,360
Energy 6.4%			CR Bard, Inc.	1,880	162,846	ITT Corp.	2,300	123,303
Core Laboratories NV	1,400	183,120	Dentsply Int'l., Inc.	4,730	164,841	Jacobs Engineering Group, Inc. *	2,850	128,791
National Oilwell Varco, Inc.	900	36,522

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Joy Global, Inc.	1,300	$ 73,580	Israel 1.5%
Precision Castparts Corp.	1,620	205,270	NICE Systems Ltd. ADR *	7,610	$ 241,617
Quanta Services, Inc. *	4,600	88,136	Total Foreign Stocks & ADR's
Ritchie Bros Auctioneers, Inc.	6,680	143,820	(Cost $340,729)		451,370
Roper Industries, Inc.	2,600	150,384	Real Estate Investment Trusts 2.1%
Stericycle, Inc. *	3,490	190,205	Financials 2.1%
			Digital Realty Trust, Inc. (b)	3,720	201,624
Waste Connections, Inc. *	7,800	264,888	Home Properties, Inc. (b)(c)	2,750	128,700
		2,584,111	Total Real Estate Investment
Information Technology 17.7%			Trusts (Cost $212,937)		330,324
Activision Blizzard, Inc.	13,600	164,016		Principal
Altera Corp.	5,100	123,981		Amount
Amdocs Ltd. *	4,800	144,528		(M=$1,000)
ANSYS, Inc. *	5,680	245,035	U.S. Government Obligations 3.5%
Citrix Systems, Inc. *	4,000	189,880	Federal National Mortgage
			Association 3.5%
Cognizant Solutions Technology Corp. *	3,150	160,587	Agency Discount Notes:
Dolby Laboratories, Inc. *	4,250	249,348	0.14%, 04/01/10	300M	300,000
FLIR Systems, Inc. *	5,650	159,330	0.05%, 04/05/10	260M	259,999
			Total U.S. Government
Harris Corp.	3,700	175,713	Obligations (Cost $559,999)		559,999
Intersil Corp.	7,400	109,224	Total Investments 100.4%
McAfee, Inc. *	4,590	184,197	(Cost $12,654,738)†		16,100,315
Nuance Communications, Inc. *	14,210	236,454	Excess of Liabilities Over
Open Text Corp. *	4,300	204,121	Other Assets (0.4)%		(57,103)
Polycom, Inc. *	6,800	207,944	Net Assets 100.0%		$ 16,043,212
Power Integrations, Inc.	3,610	148,732
Trimble Navigation Ltd. *	4,450	127,804	* Non-income producing
		2,830,894	†	Cost for federal income tax purposes is $12,654,738.
Materials 5.5%			At March 31, 2010 unrealized appreciation for federal
			income tax purposes aggregated $3,445,577 of which
AptarGroup, Inc.	4,170	164,090	$3,487,389 related to appreciated securities and
Ecolab, Inc.	2,300	101,085	$41,812 related to depreciated securities.
Freeport-McMoRan Copper & Gold, Inc.	1,430	119,462	(b)	Real Estate Investment Trusts
Pactiv Corp. *	4,080	102,734	(c)	Return of Capital paid during the fiscal period
Sigma-Aldrich Corp.	2,300	123,418	ADR	- American Depository Receipt
Silgan Holdings, Inc.	1,900	114,437
Steel Dynamics, Inc.	9,040	157,929
		883,155
Telecommunication Services 0.8%
American Tower Corp. *	2,000	85,220
Cbeyond, Inc. *	3,600	49,248
		134,468
Utilities 1.1%
ITC Holdings Corp.	3,030	166,650
Total Domestic Common Stocks
(Cost $11,541,073)		14,758,622
Foreign Stocks & ADR's 2.8%
Health Care 1.3%
Shire Ltd. ADR	3,180	209,753

		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Money Market Fund

Investment in Securities
at March 31, 2010 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 81.4%			Fannie Mae
U.S. Government Agency			0.16%, 06/21/10	665M	$ 664,761
Obligations 74.3%			Fannie Mae
Federal Home Loan Bank 24.9%			0.18%, 06/23/10	310M	309,871
Agency Discount Notes:			Total Federal National Mortgage
Federal Home Loan Bank			Association		2,919,338
0.11%, 04/05/10	260M	$259,997	Total U.S. Government Agency
Federal Home Loan Bank			Obligations		11,998,120
0.115%, 04/09/10	675M	674,983	U.S. Treasury Obligations 7.1%
Federal Home Loan Bank			U.S. Treasury Bill 7.1%
0.09%, 04/14/10	600M	599,980	U.S. Treasury Bill
Federal Home Loan Bank			0.106%, 04/22/10	500M	499,969
0.12%, 04/21/10	500M	499,967	U.S. Treasury Bill
Federal Home Loan Bank			0.135%, 05/20/10	650M	649,881
0.125%, 04/30/10	1,600M	1,599,851	Total U.S. Treasury Obligations		1,149,850
Federal Home Loan Bank			Total U.S. Government
0.18%, 06/11/10	165M	164,941	Obligations
Federal Home Loan Bank			(Cost $13,147,970)		13,147,970
0.15%, 06/16/10	230M	229,927	Corporate Short-Term Notes 18.1%
Total Federal Home Loan Bank		4,029,646	Abbott Labs
Federal Home Loan Mortgage			0.13%, 04/23/10	500M	499,960
Corporation 31.3%			Coca-Cola Co.
Agency Discount Notes:			0.12%, 04/06/10	500M	499,992
Freddie Mac			0.14%, 05/11/10	230M	229,964
0.075%, 04/01/10	550M	550,000	General Electric Capital
Freddie Mac			0.18%, 04/27/10	700M	699,909
0.07%, 04/12/10	1,500M	1,499,968	Microsoft Corp.
Freddie Mac			0.13%, 05/26/10	600M	599,881
0.13%, 05/04/10	500M	499,940	Nestle Capital Corp.
Freddie Mac			0.14%, 05/07/10	400M	399,944
0.14%, 05/18/10	500M	499,909	Total Corporate Short-Term Notes
Freddie Mac			(Cost $2,929,650)		2,929,650
0.175%, 06/01/10	600M	599,822	Total Investments 99.5%
Freddie Mac			(Cost $16,077,620)†		16,077,620
0.145%, 06/08/10	1,000M	999,726	Other Assets in Excess of
Freddie Mac			Liabilities 0.5%		74,745
0.2%, 07/13/10	400M	399,771
Total Federal Home Loan			Net Assets 100.0%		$ 16,152,365
Mortgage Corporation		5,049,136
Federal National Mortgage			† Also cost for federal income tax purposes.
Association 18.1%
Agency Discount Notes:
Fannie Mae
0.1%, 04/05/10	365M	364,996
Fannie Mae
0.12%, 04/16/10	390M	389,980
Fannie Mae
0.16%, 05/13/10	500M	499,907
Fannie Mae
0.14%, 05/28/10	195M	194,957
Fannie Mae
0.155%, 06/03/10	495M	494,866

		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

Fund Profile
at March 31, 2010 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.5%	Energy	5.2%
Health Care	16.6%	Consumer Staples	4.1%
Industrials	16.6%	Materials	3.9%
Consumer Discretionary	13.3%	Utilities	1.3%
Financials	12.1%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
NICE Systems Ltd.	1.8%	Nuance Communications, Inc.	1.4%
Open Text Corp.	1.8%	Endurance Specialty Holdings Ltd.	1.4%
Waste Connections, Inc.	1.7%	LKQ Corp.	1.4%
ANSYS, Inc.	1.6%	Diodes, Inc.	1.4%
Polycom, Inc.	1.5%	Total of Net Assets	15.5%
NuVasive, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at March 31, 2010 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.4%			Core Laboratories NV	6,500	$ 850,200	Gen-Probe, Inc. *	12,300	$ 615,000
Consumer Discretionary 13.3%			Dril-Quip, Inc. *	8,400	511,056	Haemonetics Corp. *	13,300	760,095
Buffalo Wild Wings, Inc. *	15,600	$750,516	Oil States Int'l., Inc. *	11,500	521,410	IDEXX Laboratories, Inc. *	5,600	322,280
Dress Barn, Inc. *	24,700	646,152	Superior Energy Services, Inc. *	30,800	647,416	Integra LifeSciences Holdings
Gildan Activewear, Inc. *	18,100	475,849			3,288,902	Corp. *	14,400	631,152
Iconix Brand Group, Inc. *	47,900	735,744	Financials 8.9%			MedAssets, Inc. *	28,600	600,600
LKQ Corp. *	43,300	878,990	Affiliated Managers Group, Inc. *	5,300	418,700	Mettler-Toledo Int'l., Inc. *	2,900	316,680
Morningstar, Inc. *	10,600	509,754	Bancorpsouth, Inc.	16,500	345,840	NuVasive, Inc. *	20,600	931,120
Penn National Gaming, Inc. *	19,200	533,760	East West Bancorp, Inc.	35,800	623,636	Owens & Minor, Inc.	11,200	519,568
Phillips-Van Heusen Corp.	10,300	590,808	Endurance Specialty Holdings			Quality Systems, Inc.	12,400	761,856
Strayer Education, Inc.	1,900	462,688	Ltd.	23,900	887,885	Sirona Dental Systems, Inc. *	14,500	551,435
Texas Roadhouse, Inc. *	48,500	673,665	First Midwest Bancorp, Inc.	31,300	424,115	Techne Corp.	11,600	738,804
Tractor Supply Co.	11,700	679,185	HCC Insurance Holdings, Inc.	27,300	753,480	West Pharmaceutical Services, Inc.	12,900	541,155
WMS Industries, Inc. *	14,500	608,130	Portfolio Recovery Associates, Inc. *	15,000	823,050			9,901,218
Wolverine World Wide, Inc.	26,300	766,908	Selective Insurance Group	22,700	376,820	Industrials 16.6%
		8,312,149	Signature Bank *	16,500	611,325	Aerovironment, Inc. *	15,200	396,872
Consumer Staples 4.1%			Stifel Financial Corp. *	6,300	338,625	Clarcor, Inc.	19,200	662,208
Alberto-Culver Co.	14,500	379,175			5,603,476	Copart, Inc. *	20,000	712,000
Casey's General Stores, Inc.	16,500	518,100
			Health Care 15.8%			Corrections Corp. of America *	23,500	466,710
Church & Dwight Co., Inc.	6,700	448,565	American Medical Systems			Curtiss-Wright Corp.	15,500	539,400
Flowers Foods, Inc.	24,500	606,130	Holdings, Inc. *	35,800	665,164	Forward Air Corp.	16,600	436,580
Hain Celestial Group, Inc. *	34,400	596,840	Bio-Rad Laboratories, Inc. *	6,800	703,936
		2,548,810	Catalyst Health Solutions, Inc. *	10,500	434,490	Gardner Denver, Inc.	9,100	400,764
Energy 5.2%			Dionex Corp. *	6,400	478,592	Healthcare Services Group, Inc.	34,500	772,455
CARBO Ceramics, Inc.	6,000	374,040	Endo Pharmaceuticals			Heartland Express, Inc.	44,200	729,300
Comstock Resources, Inc. *	12,100	384,780	Holdings, Inc. *	13,900	329,291	IDEX Corp.	23,900	791,090

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)
Kaydon Corp.	12,800	$ 481,280	Israel 1.8%
MSC Industrial Direct Co.	12,000	608,640	NICE Systems Ltd. ADR *	36,300	$1,152,525
Ritchie Bros Auctioneers, Inc.	28,480	613,174	Total Foreign Stocks & ADR's
Rollins, Inc.	25,900	561,512	(Cost $1,541,473)	1,662,045
Toro Co.	10,500	516,285	Real Estate Investment Trusts 3.2%
Financials 3.2%
Wabtec Corp.	15,200	640,224	Corporate Office Properties
Waste Connections, Inc. *	30,700	1,042,572	Trust SBI MD (b)(c)	12,800	513,664
10,371,066	Digital Realty Trust, Inc. (c)	8,100	439,020
Information Technology 18.7%	Healthcare Realty Trust,
ANSYS, Inc. *	23,000	992,220	Inc. (b)(c)	20,900	486,761
ATMI, Inc. *	19,500	376,545	Home Properties, Inc. (b)(c)	11,500	538,200
Diodes, Inc. *	39,200	878,080	Total Real Estate Investment
Trusts (Cost $1,570,729)	1,977,645
Factset Research Systems, Inc.	6,600	484,242	Principal
Hittite Microwave Corp. *	7,500	329,775	Amount
Intersil Corp.	29,000	428,040	(M=$1,000)
j2 Global Communications, Inc. *	29,800	697,320	Corporate Short-Term Notes 4.3%
Jack Henry & Associates, Inc.	24,000	577,440	Southern Co. Funding
Mantech Int'l. Corp. *	17,600	859,408	0.16%, 04/05/10
Micros Systems, Inc. *	23,600	775,968	(Cost $2,699,952)	2,700M	2,699,952
Total Investments 98.5%
Nuance Communications, Inc. *	54,100	900,224	(Cost $49,821,661)†	61,734,324
Open Text Corp. *	23,300	1,106,051	Other Assets in Excess of
Polycom, Inc. *	31,700	969,386	Liabilities 1.5%	911,746
Power Integrations, Inc.	12,800	527,360	Net Assets 100.0%	$ 62,646,070
Progress Software Corp. *	20,200	634,886
Riverbed Technology, Inc. *	11,900	337,960
Rofin-Sinar Technologies, Inc. *	20,900	472,758	*	Non-income producing
ValueClick, Inc. *	34,400	348,816	†	Cost for federal income tax purposes is $49,821,661.
11,696,479	At March 31, 2010 unrealized appreciation for federal
income tax purposes aggregated $11,912,663 of
Materials 3.9%	which $13,253,857 related to appreciated securities
AptarGroup, Inc.	17,600	692,560	and $1,341,194 related to depreciated securities.
Pactiv Corp. *	20,600	518,708	(b)	Return of Capital paid during the fiscal period
Rockwood Holdings, Inc. *	3,000	79,860	(c)	Real Estate Investment Trusts
Silgan Holdings, Inc.	13,600	819,128	ADR	-	American Depository Receipt
SBI	-	Shares Beneficial Interest
Steel Dynamics, Inc.	20,600	359,882
2,470,138
Telecommunication Services 0.6%
Cbeyond, Inc. *	27,300	373,464
Utilities 1.3%
Atmos Energy Corp.	14,000	399,980
ITC Holdings Corp.	7,800	429,000
828,980
Total Domestic Common Stocks
(Cost $44,009,507)	55,394,682
Foreign Stocks & ADR's 2.6%
Ireland 0.8%
ICON PLC ADR *	19,300	509,520

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Sentinel Variable Products Balanced, Sentinel Variable Products Bond, Sentinel Variable Products Common Stock, Sentinel Variable Products Mid Cap Growth, Sentinel Variable Products Money Market and Sentinel Variable Products Small Company, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by accounting principles generally accepted in the United States of America (“GAAP”) are summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts,

  Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal period, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2010 were as follows:

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$ –	$ 1,539,970	$ –	$ 1,539,970
Collateralized Mortgage Obligations	–	875,884	–	875,884
Corporate Bonds	–	190,488	–	190,488
Domestic Common Stocks	11,162,931	–	–	11,162,931
Exchange Traded Funds	131,100	–	–	131,100
Foreign Stocks & ADR’s	640,250	–	–	640,250
Mortgage-Backed Securities	–	3,092,881	–	3,092,881
Totals	$ 11,934,281	$ 5,699,223	$ –	$ 17,633,504

Bond:
Agency Discount Notes	$ –	$ 15,899,658	$ –	$ 15,899,658
Collateralized Mortgage Obligations	–	6,378,084	–	6,378,084

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Corporate Bonds	–	7,744,346	–	7,744,346
Mortgage-Backed Securities	–	44,301,191	–	44,301,191
Totals	$ –	$ 74,323,279	$ –	$ 74,323,279
Common Stock:
Agency Discount Notes	$ –	$ 3,174,974	$ –	$ 3,174,974
Corporate Short-Term Notes	–	1,999,967	–	1,999,967
Domestic Common Stocks	190,274,539	–	–	190,274,539
Exchange Traded Funds	2,359,799	–	–	2,359,799
Foreign Stocks & ADR’s	11,394,120	–	–	11,394,120
Totals	$ 204,028,458	$ 5,174,941	$ –	$ 209,203,399
Mid Cap Growth:
Agency Discount Notes	$ –	$ 559,999	$ –	$ 559,999
Domestic Common Stocks	14,758,622	–	–	14,758,622
Foreign Stocks & ADR’s	451,370	–	–	451,370
Real Estate Investment Trusts	330,324	–	–	330,324
Totals	$ 15,540,316	$ 559,999	$ –	$ 16,100,315
Money Market:
Agency Discount Notes	$ –	$ 11,998,120	$ –	$ 11,998,120
Corporate Short-Term Notes	–	2,929,650	–	2,929,650
United States Treasury Obligations	–	1,149,850	–	1,149,850
Totals	$ –	$ 16,077,620	$ –	$ 16,077,620
Small Company:
Corporate Short-Term Notes	$ –	$ 2,699,952	$ –	$ 2,699,952
Domestic Common Stocks	55,394,682	–	–	55,394,682
Foreign Stocks & ADR’s	1,662,045	–	–	1,662,045
Real Estate Investment Trusts	1,977,645	–	–	1,977,645
Totals	$ 59,034,372	$ 2,699,952	$ –	$ 61,734,324
Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal period ended March 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: May 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: May 27, 2010

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: May 27, 2010